Retirement Benefit Obligations - Summary of Composition of Net Pension Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability		$ (220)	$ (428)
Retirement benefit assets		166	0
Retirement benefit obligations		(475)	(556)
Net pension deficit	[1]	(309)	(556)
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability		(87)	(138)
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability		(164)	(206)
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability		66	22
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability		$ (35)	$ (106)

[1]	Reconciliation to Group Balance Sheet